Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Schedule of Accrued Expenses

Accrued expenses are as follows:

	December 31,
	2016	2017
Accrued research and development	$871,066	$2,463,808
Accrued payroll liabilities	91,598	251,491
Other	129,062	175,406
Total	$1,091,726	$2,890,705